Valuation and qualifying accounts - Schedule of valuation and qualifying accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	$ 636	$ 584	$ 555
Charged to costs and expenses	866	143	136
Exchange adjustments	1	(8)	(11)
Deductions	(79)	(83)	(96)
Valuation Allowances And Reserves, Reclassifications	0	0	0
Valuation allowances and reserves, end of period	1,424	636	584
Valuation Allowances And Reserves, Balance 1	1,424	636	584
Fixed asset investments
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	3,050	169	186
Charged to costs and expenses	176	17,471	3
Exchange adjustments	(1)	(27)	0
Deductions	(42)	(41)	(20)
Valuation Allowances And Reserves, Reclassifications	0	(14,522)	0
Valuation allowances and reserves, end of period	3,183	3,050	169
Valuation Allowances And Reserves, Balance 1	3,183	3,050	169
Credit impaired
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	513	456
Valuation allowances and reserves, end of period	1,301	513	456
Valuation Allowances And Reserves, Balance 1	1,301	513	456
Not credit-impaired
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	(123)	(128)
Valuation allowances and reserves, end of period	(123)	(123)	(128)
Valuation Allowances And Reserves, Balance 1	$ (123)	$ (123)	$ (128)